DISCONTINUED OPERATIONS (Schedule of disposal groups including discontinued operations consolidated cash flows) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Net cash used in provided by operating activities of discontinued operations	$ (8,080)	$ (176,487)
Net cash provided by investing activities of discontinued operations	0	331,936
Net cash used in financing activities of discontinued operations	$ 0	$ (405,253)